Property, plant and equipment (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	¥ 282,061,272	¥ 284,328,093
Upon adoption of IFRS 16	(1,616,551)
Beginning of the year (restated)	280,444,721
Reclassification	0	0
Acquisition (note 41)	2,038,550	3,468,665
Additions	30,338,631	16,615,539
Transfer from CIP	0	0
Reclassification to assets held for sale		(554,033)
Disposals/write-off	(635,153)	(508,080)
Depreciation charge	(21,138,807)	(20,493,263)
Impairment charge	(5,719,990)	(989,778)	¥ (1,046,195)
Currency translation differences	294,955	194,129
End of the year	285,622,907	282,061,272	284,328,093
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	526,657,481	471,776,159
End of the year	556,244,130	526,657,481	471,776,159
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(231,922,282)	(178,100,381)
End of the year	(252,400,884)	(231,922,282)	(178,100,381)
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(12,673,927)	(9,347,685)
End of the year	(18,220,339)	(12,673,927)	(9,347,685)
Dams [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,604,724	1,637,689
Upon adoption of IFRS 16	0
Beginning of the year (restated)	1,604,724
Reclassification	0	0
Acquisition (note 41)	0	0
Additions	0	0
Transfer from CIP	39	5,867
Reclassification to assets held for sale		0
Disposals/write-off	(2,292)	0
Depreciation charge	(42,965)	(38,832)
Impairment charge	0	0
Currency translation differences	0	0
End of the year	1,559,506	1,604,724	1,637,689
Dams [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,308,072	2,220,224
End of the year	2,305,554	2,308,072	2,220,224
Dams [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(301,125)	(226,512)
End of the year	(343,836)	(301,125)	(226,512)
Dams [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(402,223)	(356,023)
End of the year	(402,212)	(402,223)	(356,023)
Port facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,849,546	2,915,552
Upon adoption of IFRS 16	0
Beginning of the year (restated)	2,849,546
Reclassification	(1,104,389)	0
Acquisition (note 41)	0	0
Additions	0	195
Transfer from CIP	1,794,267	50,824
Reclassification to assets held for sale		0
Disposals/write-off	0	0
Depreciation charge	(88,629)	(117,025)
Impairment charge	(439,190)	0
Currency translation differences	0	0
End of the year	3,011,605	2,849,546	2,915,552
Port facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	3,409,830	3,358,811
End of the year	3,975,987	3,409,830	3,358,811
Port facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(560,284)	(443,259)
End of the year	(525,192)	(560,284)	(443,259)
Port facilities [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0	0
End of the year	(439,190)	0	0
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	8,298,218	8,102,084
Upon adoption of IFRS 16	0
Beginning of the year (restated)	8,298,218
Reclassification	6,313	90,791
Acquisition (note 41)	0	38,845
Additions	7,249	18,996
Transfer from CIP	771,582	514,167
Reclassification to assets held for sale		0
Disposals/write-off	(470,877)	(41,618)
Depreciation charge	(430,155)	(405,045)
Impairment charge	(116,355)	(20,002)
Currency translation differences	0	0
End of the year	8,065,975	8,298,218	8,102,084
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	12,566,461	11,173,669
End of the year	12,916,746	12,566,461	11,173,669
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(4,147,947)	(3,019,198)
End of the year	(4,614,648)	(4,147,947)	(3,019,198)
Buildings [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(120,296)	(52,387)
End of the year	(236,123)	(120,296)	(52,387)
Electric utility plant in service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	240,011,689	239,920,160
Upon adoption of IFRS 16	(1,387,259)
Beginning of the year (restated)	238,624,430
Reclassification	(183)	(108,874)
Acquisition (note 41)	0	3,128,388
Additions	187,370	543,660
Transfer from CIP	17,261,238	17,726,156
Reclassification to assets held for sale		(547,720)
Disposals/write-off	(157,316)	(449,894)
Depreciation charge	(20,057,767)	(19,446,539)
Impairment charge	(3,864,903)	(947,520)
Currency translation differences	298,193	193,872
End of the year	232,291,062	240,011,689	239,920,160
Electric utility plant in service [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	472,814,967	418,360,698
End of the year	488,256,686	472,814,967	418,360,698
Electric utility plant in service [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(221,703,642)	(170,525,898)
End of the year	(241,169,240)	(221,703,642)	(170,525,898)
Electric utility plant in service [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(11,099,636)	(7,914,640)
End of the year	(14,796,384)	(11,099,636)	(7,914,640)
Transportation facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	732,542	793,170
Upon adoption of IFRS 16	0
Beginning of the year (restated)	732,542
Reclassification	0	0
Acquisition (note 41)	0	1,683
Additions	242	0
Transfer from CIP	190,777	460
Reclassification to assets held for sale		0
Disposals/write-off	(4)	0
Depreciation charge	(69,473)	(62,771)
Impairment charge	(993)	0
Currency translation differences	0	0
End of the year	853,091	732,542	793,170
Transportation facilities [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	1,219,218	1,155,392
End of the year	1,410,233	1,219,218	1,155,392
Transportation facilities [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(486,676)	(362,222)
End of the year	(556,149)	(486,676)	(362,222)
Transportation facilities [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0	0
End of the year	(993)	0	0
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	2,465,578	2,416,183
Upon adoption of IFRS 16	(229,292)
Beginning of the year (restated)	2,236,286
Reclassification	1,098,259	18,083
Acquisition (note 41)	0	294,629
Additions	164,909	71,414
Transfer from CIP	158,621	108,477
Reclassification to assets held for sale		(3,668)
Disposals/write-off	(4,664)	(16,568)
Depreciation charge	(449,818)	(423,051)
Impairment charge	(43,432)	(112)
Currency translation differences	(3,764)	191
End of the year	3,156,397	2,465,578	2,416,183
Others [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	7,226,391	5,972,688
End of the year	8,429,661	7,226,391	5,972,688
Others [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(4,722,608)	(3,523,292)
End of the year	(5,191,819)	(4,722,608)	(3,523,292)
Others [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(38,205)	(33,213)
End of the year	(81,445)	(38,205)	(33,213)
CIP [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	26,098,975	28,543,255
Upon adoption of IFRS 16	0
Beginning of the year (restated)	26,098,975
Reclassification	0	0
Acquisition (note 41)	2,038,550	5,120
Additions	29,978,861	15,981,274
Transfer from CIP	(20,176,524)	(18,405,951)
Reclassification to assets held for sale		(2,645)
Disposals/write-off	0	0
Depreciation charge	0	0
Impairment charge	(1,255,117)	(22,144)
Currency translation differences	526	66
End of the year	36,685,271	26,098,975	28,543,255
CIP [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	27,112,542	29,534,677
End of the year	38,949,263	27,112,542	29,534,677
CIP [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	0	0
End of the year	0	0	0
CIP [member] | Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the year	(1,013,567)	(991,422)
End of the year	¥ (2,263,992)	¥ (1,013,567)	¥ (991,422)